Derivative Financial Instruments - Disclosure of Notional Amounts and Fair Values of Derivatives (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Notional amount	£ 264,809	£ 225,608
Assets	1,178	1,472
Liabilities	762	891
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement set off against financial assets	682	472
Derivative liabilities
Disclosure of detailed information about hedges
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement set off against financial liabilities	1	12
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	41,167	43,152
Derivatives held for trading: | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	14,049	13,536
Derivatives held for trading: | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	26,343	28,806
Derivatives held for trading: | Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	775	810
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	223,642	182,456
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	138,875	108,898
Designated as fair value hedges: | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	1,398	1,145
Designated as fair value hedges: | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	137,477	107,753
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	84,767	73,558
Designated as cash flow hedges: | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	20,544	21,618
Designated as cash flow hedges: | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	64,166	51,881
Designated as cash flow hedges: | Derivatives held for hedging | Equity derivative contracts
Disclosure of detailed information about hedges
Notional amount	57	59
Fair value
Disclosure of detailed information about hedges
Assets	1,178	1,472
Liabilities	762	891
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,765)	(2,047)
Liabilities	(1,765)	(2,047)
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	580	633
Liabilities	685	892
Fair value | Derivatives held for trading: | Exchange rate contracts
Disclosure of detailed information about hedges
Assets	96	92
Liabilities	97	241
Fair value | Derivatives held for trading: | Interest rate contracts
Disclosure of detailed information about hedges
Assets	334	398
Liabilities	568	626
Fair value | Derivatives held for trading: | Equity and credit contracts
Disclosure of detailed information about hedges
Assets	150	143
Liabilities	20	25
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,363	2,886
Liabilities	1,842	2,046
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,140	1,305
Liabilities	493	845
Fair value | Designated as fair value hedges: | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Assets	40	29
Liabilities	1	2
Fair value | Designated as fair value hedges: | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Assets	1,100	1,276
Liabilities	492	843
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,223	1,581
Liabilities	1,349	1,201
Fair value | Designated as cash flow hedges: | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Assets	729	1,008
Liabilities	287	290
Fair value | Designated as cash flow hedges: | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Assets	468	554
Liabilities	1,062	911
Fair value | Designated as cash flow hedges: | Derivatives held for hedging | Equity derivative contracts
Disclosure of detailed information about hedges
Assets	26	19
Liabilities	£ 0	£ 0